Cover	Apr. 01, 2022
Cover [Abstract]
Entity Registrant Name	INNOVATION1 BIOTECH INC.
Entity Central Index Key	0001629205
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 01, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2275255
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55852
Entity Address Address Line 1	40 Wall Street, Suite 2701
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10005
City Area Code	646
Local Phone Number	380-1923